Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance lease right-of-use asset	$ 22,929	$ 0
Finance lease liability	23,132	0
Total interest expense under finance leases	800
Total amortization expense under finance leases	5,200
Operating lease right-of-use asset, net	93,098	79,485
Related party operating lease assets	92,571	73,185
Operating lease liabilities	104,534	91,780
Related party operating lease liabilities	104,006	85,480
Total lease expense under all operating leases	10,900	9,500
Related party operating lease expense	10,600	8,600
Variable lease expense	$ 600	$ 0
Minimum
Remaining operating lease term	2 years
Maximum
Remaining operating lease term	17 years